DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Derivative [Line Items]
Asset - Derivatives fair value	$ 1,394		$ 572
Liability - Derivatives fair value	18,106		27,692
Mark to market derivative gain (loss)	23,655	$ (23,397)
Interest rate swaps
Derivative [Line Items]
Asset - Derivatives fair value	1,091		0
Liability - Derivatives fair value	17,955		27,558
Mark to market derivative gain (loss)	6,628	(26,707)
Bunker derivatives
Derivative [Line Items]
Asset - Derivatives fair value	194		304
Liability - Derivatives fair value	151		134
Mark to market derivative gain (loss)	275	(2,600)
Foreign currency swaps
Derivative [Line Items]
Asset - Derivatives fair value	109		268
Liability - Derivatives fair value	0		0
Mark to market derivative gain (loss)	(160)	251
Forward freight agreements
Derivative [Line Items]
Asset - Derivatives fair value	0		0
Liability - Derivatives fair value	0		$ 0
Mark to market derivative gain (loss)	$ 16,912	$ 5,659